Loans Composition of Net Loans (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 444,145	$ 424,319
Allowance for loan losses	4,657	4,226	3,755
Net deferred loan costs	139	177
Net loans	439,627	420,270
Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	154,938	147,426
Allowance for loan losses	1,291	1,250	1,033
Construction Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	36,018	28,077
Allowance for loan losses	456	367	240
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	183,900	189,770
Allowance for loan losses	2,532	2,278	2,117
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	21,463	23,018
Allowance for loan losses	159	232	250
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	6,065	6,134
Municipal [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 41,761	$ 29,894